BORROWINGS (Schedule of movement in the derivative financial liability) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	$ 0
Non-current liability, Ending	2,002
Derivative Financial Liability [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	0
Derivative financial liability at date of issue of Term Loan	(1,872)
Fair value adjustments in the period	(130)
Non-current liability, Ending	$ (2,002)